Victory Income Fund Investment Risks - IF [Member] - Victory Income Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk [Text Block]	The Fund’s investments are subject to the following principal risks:Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General Market Risk – Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk – The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events, public health crises, and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater its sensitivity is to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.Decisions by the U.S. Federal Reserve (also known as the “Fed”) regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
High Yield Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-Yield/Junk Bond Risk – Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk – The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, tariffs, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk – Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable. The governments of emerging market countries may be more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – Market developments and other factors, including changes in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance. In addition, significant securities market disruptions, including economic, financial and public health crises, may lead to dislocation in the market for a variety of fixed-income securities (including municipal obligations), which can decrease liquidity and sharply reduce returns. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Fund.
Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk – Mortgage-backed securities make regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.
US Government Sponsored Enterprises GSEs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Sponsored Enterprises (“GSEs”) Risk – While mortgage-backed securities, the value of which may be impacted by factors affecting the housing market, and other securities issued by certain GSEs, such as the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. If such a GSE were to default on its obligations, the Fund might not be able to recover its investment.
Reference Rate Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Reference Rate Transition Risk – The terms of many floating rate loans and other instruments were previously tied to the London Interbank Offered Rate (“LIBOR”), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark after June 30, 2023. The LIBOR discontinuation may adversely affect the financial markets generally and the Fund’s operations, finances, and investments specifically. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund’s portfolio managers may not produce the desired results.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk – The actions by one large shareholder or multiple shareholders acting simultaneously may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with other mutual funds, losing money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.